Estimated Fair Values of Company's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	$ 14,315	$ 11,541	$ 12,701
Loans, net of allowance	366,467	354,380
Federal Home Loan Bank stock	4,164	4,164
Accrued interest receivable	993	840
Financial liabilities
Deposits	385,966	338,803
Short term borrowings	11,085	9,393
Federal Home Loan Bank advances	10,022	39,855
Subordinated debentures	4,124	4,124
Interest payable	70	111
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	14,315	11,541
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,164	4,164
Accrued interest receivable	993	840
Financial liabilities
Deposits	358,722	312,240
Short term borrowings	11,085	9,393
Federal Home Loan Bank advances	10,012	40,120
Subordinated debentures	3,590	3,435
Interest payable	70	111
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	368,033	355,753
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0